Average Annual Total Returns - SL Agency Shares For Participants 2 - BlackRock Cash Funds: Treasury - SL Agency Shares	Apr. 30, 2021
Average Annual Return:
1 Year	0.43%
5 Years	1.10%
10 Years	0.56%